Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Shares Beginning Outstanding	3,887,038
Number of Option Outstanding,Granted	484,512
Exercised	(98,936)	(111,354)
Cancelled	(79,293)
Shares Ending Outstanding	4,193,321	3,887,038
Vested and exercisable Shares	3,076,726
Beginning of Weighted- Average Exercise Price outstanding	$ 1.41
Weighted Average Exercise Price,Granted	10.81
Weighted average exercise price,Exercised	1.09
Weighted average exercise price,Cancelled	6.13
Ending of Weighted- Average Exercise Price outstanding	2.41	$ 1.41
Vested and exercisable	1.43
Weighted- Average Remaining Contractual Term - Outstanding at December 31, 2020	6.6
Granted	9.7
Exercised	4.4
Cancelled	8.3
Weighted- Average Remaining Contractual Term - Outstanding at December 31, 2021	$ 6.0	$ 6.6
Weighted- Average Remaining Contractual Term,Exercisable	5 days
Aggregate Intrinsic Value - Outstanding at December 31, 2020	$ 3,806
Aggregate Intrinsic Value - Outstanding at December 31, 2021	26,115	$ 3,806
Vested and exercisable at December 31, 2021	$ 21,191